Tangible assets (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Property, plant and equipment [abstract]
Acquisitions, property, plant and equipment	€ 4,387	€ 3,363
Disposals, property, plant and equipment	2,965	1,621
(Losses) gains on disposals of property, plant and equipment	(4)	€ 52
Right-of-use assets	€ 2,703		€ 2,625